SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Feb. 23, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 28, 2023
Cash equivalents		$ 0	$ 0
Deferred underwriting fee payable					$ 10,812,500
Federal deposit Insurance corporation coverage limit		250,000
Unrecognized tax benefits		$ 0	$ 0
Purchase price, per unit		$ 11.43
Anti-dilutive securities attributable to warrants		24,138,333	24,138,333
Additional paid in capital		$ 8,802,978	$ 10,964,930
Aspire Biopharma Inc [Member]
Common stock par value		$ 0.00005	$ 0.00005
Post split par value			$ 0.00005
Additional paid in capital		$ 1,215,113	$ 957,500
Shares issued			150,000
Aspire Biopharma Inc [Member] | Trademarks [Member]
Amortization of long lived assets		4,844,982
Parent Company [Member]
Cash equivalents		0		$ 0
Federal deposit Insurance corporation coverage limit				250,000
Unrecognized tax benefits		$ 0		$ 0
Common stock par value		$ 0.0001		$ 0.0001
Additional paid in capital		$ 1,234,385		$ 11,078,116
Previously Reported [Member] | Aspire Biopharma Inc [Member]
Common stock par value		$ 0.01
Additional paid in capital			$ 758,000
Revision of Prior Period, Adjustment [Member] | Aspire Biopharma Inc [Member]
Common stock par value			$ 0.001
Additional paid in capital			$ 957,500
Effect of Restatement [Member] | Aspire Biopharma Inc [Member]
Additional paid in capital			$ 199,500
Warrant [Member]
Purchase of aggregate shares	24,138,333
Purchase price, per unit	$ 11.50
Common Class A Subject to Redemption [Member]
Ordinary shares subject to possible redemption		577,644	1,803,729
IPO [Member]
Offering costs		$ 16,418,580
Underwriting fees		5,000,000
Deferred underwriting fee payable		10,812,500
Other costs		$ 606,080
Purchase price, per unit	$ 10.25